UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2007

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital LLC
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:             28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robert J. Lukaszewicz
Title:            Vice President and Controller
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz    Chicago, Illinois    11/6/07
--------------------------   -----------------   ---------
       (Signature)              (City/State)       (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number               Name
-----------------             -------------------------------------
028-01190                     Frank Russell Company



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           48

Form 13F Information Table Value Total:  $15,519,724
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None




                                                    FORM 13F INFORMATION TABLE

                                                    INSTITUTIONAL CAPITAL LLC
                                                            FORM 13F
                                                            30-Sep-07
                                                                                                            Voting Authority
                                                                                                       --------------------------
                                 Title of              Value      Shares/    Sh/ Put/ Invstmt Other
Name of Issuer                    class        CUSIP   (x$1000)   Prn Amt    Prn Call Dscretn Managers Sole        Shrd  None
----------------------------- -------------  --------- --------   --------   --- ---- ------- -------- --------    ----  --------
AT&T Inc.                          COM       00206R102    628,820 14,862,216 SH        Sole             13,999,632        862,584
American International Group       COM       026874107    593,418  8,771,885 SH        Sole              8,292,785        479,100
BP Plc - Sponsored ADR        SPONSORED ADR  055622104     50,289    725,150 SH        Sole                512,450        212,700
Bank of America Corp.              COM       060505104    267,192  5,315,132 SH        Sole              4,784,732        530,400
Bank of New York Mellon Corp.      COM       064058100    252,674  5,724,370 SH        Sole              5,152,649        571,721
Bristol Myers Squibb Co.           COM       110122108    467,104 16,207,650 SH        Sole             15,358,850        848,800
CVS Caremark Corp.                 COM       126650100    422,072 10,650,308 SH        Sole             10,079,408        570,900
Canon Inc - Spons ADR              ADR       138006309     44,949    827,950 SH        Sole                584,500        243,450
Capital One Financial Corp.        COM       14040H105    317,825  4,784,355 SH        Sole              4,512,905        271,450
Cisco Systems Inc.                 COM       17275R102    442,072 13,351,616 SH        Sole             12,706,766        644,850
Citigroup Inc.                     COM       172967101    644,015 13,799,328 SH        Sole             12,970,049        829,279
Coca Cola Co.                      COM       191216100    434,702  7,563,977 SH        Sole              7,155,977        408,000
Corning Inc.                       COM       219350105    121,794  4,940,927 SH        Sole              4,447,577        493,350
Credit Suisse Group Sponsored SPONSORED ADR  225401108     61,886    933,000 SH        Sole                660,050        272,950
Du Pont (E.I.) DeNemours           COM       263534109    513,159 10,354,305 SH        Sole              9,845,805        508,500
E.ON AG Sponsored ADR         SPONSORED ADR  268780103     49,305    803,400 SH        Sole                567,800        235,600
Ericsson LM Telephone Co Spon  ADR B SEK 10  294821608     68,070  1,710,300 SH        Sole              1,208,800        501,500
Exxon Mobil Corporation            COM       30231G102    167,986  1,814,887 SH        Sole              1,635,987        178,900
General Electric Co.               COM       369604103    601,700 14,533,823 SH        Sole             13,771,223        762,600
Hess Corp.                         COM       42809H107    407,506  6,125,148 SH        Sole              5,864,423        260,725
Hewlett-Packard Co.                COM       428236103    352,989  7,089,550 SH        Sole              6,764,500        325,050
Honeywell International Inc.       COM       438516106    177,272  2,980,868 SH        Sole              2,686,018        294,850
Host Hotels & Resorts Inc.         COM       44107P104    170,554  7,600,457 SH        Sole              6,842,857        757,600
ING Groep N V ADR             SPONSORED ADR  456837103     61,617  1,390,600 SH        Sole                983,600        407,000
Intercontinental Hotels Group SPONS ADR NEW  45857P301    160,664  8,089,817 SH        Sole              7,778,611        311,206
International Paper                COM       460146103    287,707  8,020,832 SH        Sole              7,545,582        475,250
JPMorgan Chase & Co.               COM       46625H100    570,294 12,446,405 SH        Sole             11,761,955        684,450
Masco Corp.                        COM       574599106    244,057 10,533,315 SH        Sole              9,904,215        629,100
Merck & Co Inc.                    COM       589331107    506,772  9,804,055 SH        Sole              9,254,305        549,750
Morgan Stanley                   COM NEW     617446448    492,062  7,810,515 SH        Sole              7,446,055        364,460
Motorola Inc.                      COM       620076109    458,599 24,748,992 SH        Sole             23,446,892      1,302,100
Norfolk Southern Corp.             COM       655844108    385,497  7,426,248 SH        Sole              7,094,898        331,350
Novartis AG - ADR             SPONSORED ADR  66987V109    691,848 12,588,211 SH        Sole             11,711,861        876,350
Occidental Petroleum               COM       674599105    553,091  8,631,254 SH        Sole              8,189,454        441,800
Pepsico Inc.                       COM       713448108    273,519  3,733,540 SH        Sole              3,355,020        378,520
Procter & Gamble Co.               COM       742718109    526,757  7,488,720 SH        Sole              7,089,920        398,800
Rio Tinto PLC Sponsored ADR   SPONSORED ADR  767204100    348,275  1,014,197 SH        Sole                955,902         58,295
Schlumberger Ltd.                  COM       806857108        215      2,050 SH        Sole                  2,050
Target Corp.                       COM       87612E106    316,041  4,971,551 SH        Sole              4,757,551        214,000
Temple Inland Inc.                 COM       879868107     55,920  1,062,504 SH        Sole              1,008,854         53,650
Texas Instruments                  COM       882508104    377,399 10,314,268 SH        Sole              9,729,718        584,550
Textron Inc.                       COM       883203101    363,239  5,838,916 SH        Sole              5,595,566        243,350
Total S.A. ADR                SPONSORED ADR  89151E109    349,846  4,317,491 SH        Sole              3,730,541        586,950
Toyota Motor Corp ADR         SP ADR REP2COM 892331307     61,977    530,350 SH        Sole                375,150        155,200
Viacom Inc.                        CL B      92553P201    227,569  5,839,591 SH        Sole              5,248,341        591,250
Vodafone Group PLC ADR        SPONS ADR NEW  92857W209    458,160 12,621,500 SH        Sole             11,402,700      1,218,800
Wells Fargo and Co.                COM       949746101    274,458  7,705,177 SH        Sole              6,935,277        769,900
XTO Energy                         COM       98385X106    216,788  3,505,628 SH        Sole              3,161,028        344,600
REPORT SUMMARY                      48                 15,519,724